Ordinary shares (Details Narrative)			1 Months Ended	12 Months Ended
	Oct. 01, 2025 shares	Jul. 25, 2024 USD ($) shares	Jul. 31, 2024 USD ($) $ / shares shares	Jul. 31, 2024 USD ($) $ / shares shares	Jul. 31, 2025 USD ($) $ / shares shares	Jul. 31, 2025 MYR (RM) RM / shares shares	Jul. 31, 2023 shares
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares authorized			50,000,000	50,000,000	50,000,000	50,000,000
Common stock, par value | $ / shares			$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued			1	1	1	1
Authorized share capital | $
Common stock, shares outstanding			1	1	1	1
Total consideration transferred | $
TALENTEC SDN. BHD. [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares authorized			580,000	580,000	580,000	580,000
Common stock, par value | (per share)			$ 0.36	$ 0.36	$ 0.36	RM 1
Common stock, shares issued			580,000	580,000	580,000	580,000	500,000
Authorized share capital			$ 208,617	$ 208,617	$ 208,617	RM 580,000
Common stock, shares outstanding			580,000	580,000	580,000	580,000	500,000
Number of shares issued	7,210,800	80,000
Total consideration transferred | $		$ 800,000		$ 800,000